Share Capital - Summary of Outstanding Share Price Warrants (Detail) - $ / shares	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Disclosure of number of options and warrants outstanding [line items]
Outstanding beginning balance, shares	3,250,000	250,000
Warrants issued		3,000,000
Outstanding ending balance, shares	3,250,000	3,250,000
Weighted average exercise price, Beginning balance	$ 0.21	$ 0.30
Weighted average exercise price, Warrants issued		0.20
Weighted average exercise price, ending balance	$ 0.21	$ 0.21
Expiry Date		Jun. 18, 2021
March 7, 2022 [member]
Disclosure of number of options and warrants outstanding [line items]
Expiry Date	Mar. 07, 2022
June 18, 2021 [member]
Disclosure of number of options and warrants outstanding [line items]
Expiry Date	Jun. 18, 2021
Number of warrants outstanding one [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	250,000
Number of warrants outstanding two [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued		3,000,000
March 7, 2022 [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	$ 0.30
June 18, 2021 [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	$ 0.20